CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Profit for the year	$ 20,800	$ 98,478	$ 443,828
Adjustments to reconcile net profit to net cash provided by operating activities:
Income tax expense	16,252	57,540	147,983
Depreciation and amortization	75,463	73,532	81,559
Finance income	(7,248)	(5,422)	(2,274)
Finance costs	21,942	38,793	61,015
Exchange differences	(13,565)	7,551	9,995
Impairment loss	43,052	25,290	56,999
Share-based compensation	4,924	7,402	5,836
Other (gain) loss	(555)	29	19
Changes in operating assets and liabilities:
Decrease (increase) in inventories	47	102,179	(220,823)
Decrease (increase) in trade receivables	22,765	80,766	(72,558)
Decrease (increase) in other receivables	770	45,692
Decrease (increase) in energy receivable	131,959	(159,807)	(21,684)
(Decrease) increase in trade payables	(17,255)	(70,573)	30,640
Other changes in operating assets and liabilities	(40,294)	(9,770)	(34,993)
Income taxes paid	(15,799)	(113,308)	(80,524)
Net cash provided by operating activities	243,258	178,372	405,018
Cash flows from investing activities:
Interest and finance income received	2,799	3,725	1,520
Payments due to investments:
Intangible assets	(3,024)	(2,787)	(1,147)
Property, plant and equipment	(76,165)	(83,679)	(52,147)
Other financial assets	(3,000)
Disposals:
Other non-current assets		935
Receipt of asset-related government grant	12,453
Net cash used in investing activities	(66,937)	(81,806)	(51,774)
Cash flows from financing activities:
Dividends paid	(9,758)
Payment for debt and equity issuance costs	(6)		(853)
Repayment of debt instruments	(147,624)	(179,075)	(84,823)
Proceeds from debt issuance	10,255
Increase (decrease) in bank borrowings:
Borrowings	509,186	432,274	898,586
Payments	(495,726)	(456,506)	(919,932)
Payments for lease liabilities	(16,201)	(14,967)	(11,590)
Proceeds from other financing liabilities	6,054		38,298
Other (payments) receipts from financing activities	(3,068)	(21,666)	678
Payments to acquire own shares	(2,428)
Interest paid	(26,192)	(42,207)	(60,822)
Net cash used in financing activities	(175,508)	(282,147)	(140,458)
Total net increase (decrease) in cash and cash equivalents	813	(185,581)	212,786
Beginning balance of cash and cash equivalents	137,649	322,943	116,663
Foreign exchange (losses) gains on cash and cash equivalents	(5,191)	287	(6,506)
Restricted cash and cash equivalents	298	1,179	5,008
Cash and cash equivalents	132,973	136,470	317,935
Ending balance of cash and cash equivalents	$ 133,271	$ 137,649	$ 322,943